Class A, B, and C Prospectus | Alger SMid Cap Growth Fund
Alger SMid Cap Growth Fund
Investment Objective
Alger SMid Cap Growth Fund seeks long-term capital appreciation.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 25 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, B, and C Prospectus - Alger SMid Cap Growth Fund	Alger SMid Cap Growth Fund Class A		Alger SMid Cap Growth Fund Class B	Alger SMid Cap Growth Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%		none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%	[1]	5.00%	1.00%
[1]	Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, B, and C Prospectus - Alger SMid Cap Growth Fund	Alger SMid Cap Growth Fund Class A	Alger SMid Cap Growth Fund Class B	Alger SMid Cap Growth Fund Class C
Management Fees	0.81%	0.81%	0.81%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.24%	0.29%	0.26%
Total Annual Fund Operating Expenses	1.30%	2.10%	2.07%

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example - Class A, B, and C Prospectus - Alger SMid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Alger SMid Cap Growth Fund Class A	650	915	1,200	2,010
Alger SMid Cap Growth Fund Class B	713	958	1,329	2,227
Alger SMid Cap Growth Fund Class C	310	649	1,114	2,400

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Class A, B, and C Prospectus - Alger SMid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Alger SMid Cap Growth Fund Class B	213	658	1,129	2,227
Alger SMid Cap Growth Fund Class C	210	649	1,114	2,400

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110.40% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2015, the market capitalization of the companies in these indexes ranged from $18.7 million to $30.4 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can invest in foreign securities.

Principal Risks

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Investment Style Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

The following risks may also apply:

•  Small and Mid Cap Securities Risk – there may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  Leverage Risk – the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  Foreign Securities Risk – the Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 17.85%	Worst Quarter: Q4 2008 -28.33%

Average Annual Total Return as of December 31, 2015
Average Annual Returns - Class A, B, and C Prospectus - Alger SMid Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Alger SMid Cap Growth Fund Class A	(7.25%)	6.92%	6.61%	7.49%	May 08, 2002
Alger SMid Cap Growth Fund Class B	(5.73%)	7.08%	6.51%	7.44%	May 08, 2002
Alger SMid Cap Growth Fund Class C	(3.43%)	7.26%	6.37%	7.21%	May 08, 2002
After Taxes on Distributions | Alger SMid Cap Growth Fund Class A	(15.14%)	3.39%	4.74%	4.98%
After Taxes on Distributions and Sale of Fund Shares | Alger SMid Cap Growth Fund Class A	2.43%	5.32%	5.29%	4.46%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	(0.19%)	11.43%	8.49%	8.69%	May 08, 2002

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.